Current expected credit losses - Allowance for Credit Losses and Credit Loss Expense (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			$ 143
Credit loss expense	$ 0	$ 0	166	$ 0
Ending balance			309	143
Credit loss expense	$ 0	$ 0	166	0
Management contract expenses
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Credit loss expense			142
Credit loss expense			142
Other financial items
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Credit loss expense			24
Credit loss expense			24
Trade receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			0
Credit loss expense			0
Ending balance			0	0
Credit loss expense			0
Other current assets
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			0
Credit loss expense			3
Ending balance			3	0
Credit loss expense			3
Related party ST
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			15
Credit loss expense			154
Ending balance			169	15
Credit loss expense			154
Related party LT
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			128
Credit loss expense			9
Ending balance			137	$ 128
Credit loss expense			$ 9